CHANGE IN ACCOUNTING POLICY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Cost of goods sold	$ 19,690,162	$ 7,680,234
Gross profit, before the unrealized gain on changes in fair value of biological assets	25,954,981	13,017,530
Fair value changes in biological assets included in inventory sold	17,301,866	8,929,308
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(19,891,851)
Gross profit	36,493,271	23,980,073
New policy
Profit or loss [abstract]
Cost of goods sold	19,690,162	7,680,234
Amortization expensed to cost of sales	0	0
Gross profit, before the unrealized gain on changes in fair value of biological assets	25,954,981	13,017,530
Fair value changes in biological assets included in inventory sold	17,301,866	8,929,308
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(19,891,851)
Gross profit	36,493,271	23,980,073
Original policy
Profit or loss [abstract]
Cost of goods sold	25,864,840	9,017,787
Amortization expensed to cost of sales	0	1,252,985
Gross profit, before the unrealized gain on changes in fair value of biological assets	19,780,303	10,426,992
Fair value changes in biological assets included in inventory sold	23,432,761	11,302,969
Unrealized gain on changes in fair value of biological assets	(40,145,729)	(24,856,050)
Gross profit	36,493,271	23,980,073
Impact of change
Profit or loss [abstract]
Cost of goods sold	(6,174,678)	(1,337,553)
Amortization expensed to cost of sales	0	(1,252,985)
Gross profit, before the unrealized gain on changes in fair value of biological assets	6,174,678	2,590,538
Fair value changes in biological assets included in inventory sold	(6,130,895)	(2,373,661)
Unrealized gain on changes in fair value of biological assets	12,305,573	4,964,199
Gross profit	$ 0	$ 0